Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Share Premium	Treasury Shares	Share-Based Payment Reserve	Exchange Reserve	Capital Reserve	Retained Earnings	Total	Warrants	Non- Controlling Interests	Total
Balance at Apr. 30, 2022	$ 7	$ 310,635		$ 344	$ (4,715)	$ 16,700	$ 69,960	$ 392,931		$ 2,514	$ 395,445
Profit (loss) for the year							42,059	42,059		(1,246)	40,813
Other comprehensive income (expenses) for the year					(170)			(170)		(443)	(613)
Total comprehensive income (expense) for the year					(170)		42,059	41,889		(1,689)	40,200
Issuance of shares	1	229,185						229,186			229,186
Repurchase of shares of the Company			(318,882)					(318,882)			(318,882)
Acquisition of subsidiaries under common control (note 14(b))			266,647			(274,831)		(8,184)		5,025	(3,159)
Share-based compensation				244				244			244
Balance at Apr. 30, 2023	8	539,820	(52,235)	588	(4,885)	(258,131)	112,019	337,184		5,850	343,034
Profit (loss) for the year							31,940	31,940		(1,154)	30,786
Change in shareholding of subsidiaries without losing control						11,531		11,531		(13,178)	(1,647)
Other comprehensive income (expenses) for the year					623			623		(285)	338
Total comprehensive income (expense) for the year					623		31,940	32,563		(1,439)	31,124
Issuance of shares		5,602						5,602			5,602
Share-based compensation				83				83			83
Balance at Oct. 31, 2023	8	545,422	(52,235)	671	(4,262)	(246,600)	143,959	386,963		(8,767)	378,196
Profit (loss) for the year							44,443	44,443		(2,768)	41,675
Disposal of subsidiaries						(11,570)	11,570			(18,958)	(18,958)
Recognition of subsidiaries upon control over Singapore hotel companies (note 14(c))										(6,817)	(6,817)
Other comprehensive income (expenses) for the year					5,657			5,657		(711)	4,946
Total comprehensive income (expense) for the year					5,657		44,443	50,100		(3,479)	46,621
Issuance of shares		47,480	52,520					100,000			100,000
Repurchase of shares of the Company	(2)		(447,520)					(447,522)			(447,522)
Acquisition of subsidiaries under common control (note 14(b))	2	187,996	(187,998)			(71,157)		(71,157)		178,310	107,153
Share-based compensation				86				86			86
Balance at Oct. 31, 2024	8	780,898	(635,233)	757	1,395	(329,327)	199,972	18,470		140,289	158,759
Profit (loss) for the year							54,705	54,705		42,286	96,991
Issue of shares by the subsidiaries						(70,187)		(70,187)	2,145	155,902	87,860
Other comprehensive income (expenses) for the year					(2,149)			(2,149)		(605)	(2,754)
Total comprehensive income (expense) for the year					(2,149)		54,705	52,556		41,681	94,237
Issuance of shares	5	202,786	339,514			(279,502)		262,803			262,803
Balance at Oct. 31, 2025	$ 13	$ 983,684	$ (295,719)	$ 757	$ (754)	$ (679,016)	$ 254,677	$ 263,642	$ 2,145	$ 337,872	$ 603,659